ACCOUNTS RECEIVABLE (Summary of Allowance for Doubtful Accounts) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
ACCOUNTS RECEIVABLE [Abstract]
Balance at the beginning of the year	$ 5,776,525	$ 2,303,029	$ 1,306,306
Additions charged to bad debt expense	10,134,357	7,487,174	$ 941,065
Write-off of bad debt allowance	(5,073,810)	(4,035,620)
Foreign currency translation adjustment	(541,310)	21,942	$ 55,658
Balance at the end of the year	$ 10,295,762	$ 5,776,525	$ 2,303,029